SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
On January 7, 2015, Verso Holdings consummated the previously announced NewPage acquisition pursuant to the Merger Agreement. As a result of the merger, NewPage became a wholly owned subsidiary of Verso Holdings. The NewPage acquisition provides Verso Holdings with assets in a complementary geographic area, a broader portfolio of products, and strategic flexibility to reduce operating costs and enhance our financial condition.
As consideration for the NewPage acquisition, Verso Holdings issued (a) $650.0 million aggregate principal amount of New First Lien Notes and (b) 13,607,693 shares of Verso common stock in exchange for all the outstanding common stock of NewPage. Also in connection with the NewPage acquisition, we assumed NewPage’s existing $750 million Term Loan Facility and $350 million ABL Facility of which $734 million and $100 million, respectively were outstanding as of the date of acquisition. As of January 7, 2015, the Term Loan Facility principal payments due in 2015 were $3 million. Also, as a condition of allowing the acquisition to proceed, the Antitrust Division of the U.S. Department of Justice entered into a settlement with the Company that required NewPage to divest its paper mills in Biron, Wisconsin, and Rumford, Maine, which occurred prior to the acquisition of NewPage.
Verso Holdings will account for the acquisition under ASC 805, “Business Combinations,” as the accounting acquirer. NewPage’s results of operations will be included in Verso Holdings’ consolidated financial statements beginning with the date of acquisition. Given the limited time since the date of acquisition, it was not practicable to determine pro forma financial information.
Concurrent with the completion of the acquisition of NewPage, as described in Note 8, the aggregate principal outstanding on the Adjustable Second Lien Notes and the Adjustable Subordinated Notes were adjusted pursuant to the terms of the Exchange Offer.
On January 29, 2015, two Verso subsidiaries consummated the sale of their equity interests in two other Verso subsidiaries that owned the Bucksport mill to AIM Development (USA) LLC, an indirect, wholly owned subsidiary of American Iron & Metal Company Inc., or “AIM.”